Schedule of Investments

March 31, 2025
(unaudited)
	Shares	Value (a)
Common Stocks — 99.4%
Energy — 80.8%
Equipment & Services — 5.9%
Baker Hughes Company	418,100	$18,375,495
Halliburton Company	175,353	4,448,706
Schlumberger N.V.	373,733	15,622,039
TechnipFMC plc	62,800	1,990,132
		40,436,372
Exploration & Production — 21.4%
APA Corporation	56,000	1,177,120
Chord Energy Corporation	225	25,362
Chord Energy Corporation warrants, strike price $133.70, 1 warrant for .5774 share, expires 9/1/25 (b)	1,327	2,893
ConocoPhillips	389,103	40,863,597
Coterra Energy Inc.	361,300	10,441,570
Devon Energy Corporation	124,800	4,667,520
Diamondback Energy, Inc.	55,200	8,825,376
EOG Resources, Inc.	202,067	25,913,072
EQT Corporation	113,300	6,053,619
Expand Energy Corporation	110,100	12,256,332
Hess Corporation	136,589	21,817,361
Occidental Petroleum Corporation	148,351	7,322,605
Texas Pacific Land Corporation	5,450	7,221,196
		146,587,623
Integrated Oil & Gas — 36.4%
Chevron Corporation	526,571	88,090,063
Exxon Mobil Corporation	1,353,755	161,002,082
		249,092,145
Refining & Marketing — 6.2%
Marathon Petroleum Corporation	105,612	15,386,612
Phillips 66	134,575	16,617,321
Valero Energy Corporation	78,300	10,341,081
		42,345,014
Storage & Transportation — 10.9%
Kinder Morgan, Inc.	636,192	18,150,558
ONEOK, Inc.	178,000	17,661,160
Targa Resources Corp.	83,300	16,699,151
Williams Companies, Inc.	365,350	21,833,316
		74,344,185

Schedule of Investments (continued)

March 31, 2025
(unaudited)
	Shares	Value (a)
Materials — 18.6%
Chemicals — 12.7%
Air Products and Chemicals, Inc.	21,200	$6,252,304
Albemarle Corporation	7,200	518,544
CF Industries Holdings, Inc.	52,269	4,084,822
Corteva Inc.	91,945	5,786,099
Dow, Inc.	63,945	2,232,959
DuPont de Nemours, Inc.	36,926	2,757,634
Eastman Chemical Company	40,900	3,603,699
Ecolab Inc.	48,400	12,270,368
International Flavors & Fragrances Inc.	20,206	1,568,188
Linde plc	64,400	29,987,216
LyondellBasell Industries N.V.	20,600	1,450,240
Mosaic Company	21,201	572,639
PPG Industries, Inc.	18,100	1,979,235
Sherwin-Williams Company	38,800	13,548,572
		86,612,519
Construction Materials — 1.3%
Martin Marietta Materials, Inc.	5,400	2,581,902
Vulcan Materials Company	27,300	6,369,090
		8,950,992
Containers & Packaging — 1.8%
Amcor plc	92,400	896,280
Avery Dennison Corporation	6,300	1,121,211
Ball Corporation	23,300	1,213,231
Crown Holdings, Inc.	42,200	3,766,772
International Paper Company	40,900	2,182,015
Packaging Corporation of America	7,400	1,465,348
Smurfit Westrock plc	41,300	1,860,978
		12,505,835
Metals & Mining — 2.8%
Freeport-McMoRan, Inc.	224,300	8,491,998
Newmont Corporation	128,400	6,199,152
Nucor Corporation	22,600	2,719,684
Steel Dynamics, Inc.	12,526	1,566,752
		18,977,586
Total Common Stocks
(Cost $489,197,363)		679,852,271

Schedule of Investments (continued)

March 31, 2025
(unaudited)
	Shares	Value (a)
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Class, 4.38% (c)	3,699,620	$3,700,359
Northern Institutional Funds Treasury Portfolio, Premier Class, 4.18% (c)	354,904	354,904
Total Short-Term Investments
(Cost $4,055,453)		4,055,263
Total — 100.0% of Net Assets
(Cost $493,252,816)		683,907,534
Other Assets Less Liabilities — 0.0%		114,591
Net Assets — 100.0%		$684,022,125

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.